HASH RATE SALE AGREEMENT AND LOAN (Details Narrative)		3 Months Ended
	Nov. 14, 2024 Integer	Nov. 30, 2024 USD ($)	Nov. 30, 2023 USD ($)	Aug. 31, 2024 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fixed asset not in service		$ 4,124,565
Loss on extinguishment of debt		23,003	$ 37,537
Loan payable		1,064,912		$ 0
Hashrate Sale Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fixed asset not in service		1,035,000
Note payable		1,035,000
Unamortised discount		176,177
Interest expense		7,723
Loss on extinguishment of debt		$ 23,003
DVSL Compute Co LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Pro bitcoin miners | Integer	2,900